Inventories, Net - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of inventory [abstract]
Raw Materials	$ 11,705	$ 11,834
Work-in-progress	968	2,782
Finished goods	6,223	20,445
Less: Allowance for inventories obsolescence	(1,741)	(2,515)
Total inventories, net	$ 17,155	$ 32,546